REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
REDEEMABLE PREFERRED SHARES
REDEEMABLE PREFERRED SHARES

14   REDEEMABLE PREFERRED SHARES

On March 27, 2019 (the “Issue Date”), GDS Holdings completed its issuance of 150,000 Convertible Preferred Shares (“redeemable preferred shares”) to an investor at the subscription price of US$1 thousand per share with total consideration of US$150,000.

The movement of redeemable preferred shares is set out as below:

Redeemable
preferred shares
Balance at January 1, 2019	—
Issuance of redeemable preferred shares	989,349
Change in redemption value	17,760
Accrual of dividends	40,344
Settlement of dividends	(25,014)
Foreign exchange impact	39,542
Balance at December 31, 2019	1,061,981

Key terms of the convertible preferred shares

Dividends

The holders of the preferred shares are entitled to receive, in priority to the holders of the ordinary shares, cumulative preferred share dividends which are payable quarterly in arrears on March 15, June 15, September 15 and December 15, commencing on June 15, 2019 (each such payment date being a "Regular Dividend Payment Date"). The dividends are 5.0% per annum of the respective preferred shares Stated Value (i.e. the subscription price of preferred shares plus any accrued dividends that are not paid on Regular Dividend Payment Date) (and shall be adjusted to an amount equal to the ordinary share dividend rate if higher). The dividend rate will increase to 7.0% per annum and further increase by 50 basis points each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date. The dividends are computed on a basis of a 360-day year and the actual number of days elapsed. Dividends may, at the option of the Company, be paid in cash only, be paid in cash or in additional preferred shares, or a combination thereof.

Conversion

The holders of preferred shares have the right to convert any or all of their holdings of preferred shares Stated Value into Class A Ordinary Shares based on the conversion rate then in effect.

In addition, if, at any time beginning on March 15, 2022, (i) the volume-weighted average price ("VWAP") per ADS of the GDS Holdings equals or exceeds US$53.40 (adjusted as according to anti-dilution provisions) for at least 20 trading days in any period of 30 consecutive trading days and (ii) the average daily trading volume of the ADS for such 20 qualifying trading days is at least US$10,000 in the aggregate, at the Company's election, all of the preferred shares then outstanding shall be converted into a number of Class A Ordinary Shares based on the conversion rate then in effect.

The initial conversion rate is corresponding to a conversion price of US$35.60 per ADS, and will be subject to adjustments for any split, subdivision, combination, consolidation, recapitalization or similar event.

Liquidation preference

Upon a liquidation, after satisfaction of all liabilities and obligations to creditors of the Company and before any distribution or payment shall be made to holders of ordinary shares, each holder of preferred shares shall be entitled to receive an amount per preferred share equal to the greater of: (1) the Stated Value of preferred shares plus any dividends accumulated but unpaid thereon after the immediately preceding Regular Dividend Payment Date to but excluding the date of liquidation; (2) the payment such holders would have received had such holders, immediately prior to such liquidation converted their preferred shares into Class A Ordinary Shares.

Optional Redemption by the Company

The preferred shares may be redeemed, in whole or in part, at any time after March 15, 2027, at the option of the Company at a redemption price per share equal to the sum of the Stated Value per preferred share to be redeemed plus an amount per share equal to accrued but unpaid dividends on such preferred shares after the immediately preceding Regular Dividend Payment Date to but excluding the date of redemption.

Repurchase at the Option of the Holder Upon a Fundamental Change

Upon the occurrence of a Fundamental Change, as defined in the share subscription agreement, each holder of preferred shares shall have the right to require the Company to repurchase all or any portion of such holder's preferred shares at a purchase price per preferred share equal to the greater of

(i)	the sum of (x) 100% multiplied by the Stated Value per preferred share plus (y) an amount equal to accrued but unpaid dividends on such preferred share after the immediately preceding Regular Dividend Payment Date to but excluding the date of repurchase, plus (z) solely in the event that such Fundamental Change occurs prior to the third anniversary of the Issue Date, the present value of all undeclared dividends from the date of redemption to, and including, the third anniversary of the Issue Date, in each case, discounted to the date of redemption on the basis of actual days elapsed (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate, which is the yield to maturity at the time of computation of United States Treasury securities with a constant maturity, plus 50 basis points, and
(ii)	the amount of cash and/or other assets such holder would have received had such holder, immediately prior to the occurrence of such Fundamental Change, converted such preferred shares into Class A Ordinary Shares.

Financing for Redemption of Convertible Preferred Shares

In the event that any preferred shares remain outstanding from and after the tenth anniversary of the Issue Date, the holders of preferred shares constituting at least 90% of the preferred shares issued as of the Issue Date (as adjusted for any split, subdivision, combination, consolidation, recapitalization or similar event with respect to the preferred shares) shall have the right to require the Company to sell all or a portion of its business and/or to conduct other fundraising or refinancing activities, and use reasonable best efforts to consummate such sale or to issue equity or debt securities (or obtain other debt financing) in an amount sufficient to redeem in full in cash, and use best endeavors to as soon as reasonably practicable redeem in full in cash, all of the preferred shares then outstanding at a redemption price per share equal to the sum of the Stated Value per preferred share to be redeemed plus an amount per share equal to accrued but unpaid dividends on such preferred shares after the immediately preceding Regular Dividend Payment Date to but excluding the date of redemption.

Voting rights

The holders of the preferred shares have voting rights equivalent to the ordinary shareholders on an "if converted" basis. In addition, the Company shall not take certain actions without first obtaining the written consent or affirmative vote at a meeting called for that purpose by holders of at least 75% of the then outstanding preferred shares.

The Company has classified these preferred shares as mezzanine equity in the consolidated balance sheets since they are contingently redeemable upon a Fundamental Change or include liquidation preference provisions that are not solely within the Company's control. The Company evaluated the embedded conversion, call and put options in the preferred shares to determine if they require bifurcation and are accounted for as derivatives, and concluded that there were no embedded derivatives to be bifurcated from the preferred share pursuant to ASC 815. The Company also determined that there was no BCF attributable to the preferred shares because the initial conversion price was higher than the fair value of the Company's ordinary shares.

The Company incurred issuance cost of US$2,646 for the issuance of such preferred shares, which was treated as an adjustment to the initial value of the redeemable preferred shares. The Company has elected to measure the redeemable preferred shares by recognizing changes in the redemption value immediately as they occur and adjust the carrying amount to equal the redemption value at the end of each reporting period. As a result, such issuance cost is immediately recognized as a change in redemption value and charged against retained earnings or, in the absence of retained earnings, by charges against additional paid-in capital.